Significant Accounting Policies - Incremental Costs of Obtaining a Contract (Details)	12 Months Ended
Dec. 31, 2022
Incremental Costs of Obtaining a Contract
Capitalized costs to obtain contract, expected customer relationship period as amortization period	3 years
Practical expedient, incremental costs of obtaining a contract	true